Goodwill and Other Intangible Assets - Intangible asset (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 500,000	$ 500,000	$ 500,000
Accumulated Amortization	(393,651)	(375,793)	(304,365)
Net Carrying Amount	$ 106,349	$ 124,207	195,635
Contracts with retailers
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life	7 years	7 years
Gross Carrying Amount	$ 370,000	$ 370,000	370,000
Accumulated Amortization	(291,301)	(278,087)	(225,230)
Net Carrying Amount	$ 78,699	$ 91,913	144,770
Trade name
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life	7 years	7 years
Gross Carrying Amount	$ 60,000	$ 60,000	60,000
Accumulated Amortization	(47,238)	(45,095)	(36,524)
Net Carrying Amount	$ 12,762	$ 14,905	23,476
Contactable customer list
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life	7 years	7 years
Gross Carrying Amount	$ 40,000	$ 40,000	40,000
Accumulated Amortization	(31,492)	(30,063)	(24,349)
Net Carrying Amount	$ 8,508	$ 9,937	15,651
Developed technology
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life	7 years	7 years
Gross Carrying Amount	$ 30,000	$ 30,000	30,000
Accumulated Amortization	(23,620)	(22,548)	(18,262)
Net Carrying Amount	$ 6,380	$ 7,452	$ 11,738